Consolidated statement of financial position - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and due from banks
Non-interest bearing	S/ 2,704,758	S/ 3,102,250
Interest bearing	7,153,180	3,991,629
Restricted funds	1,270,937	1,286,532
Cash and cash equivalents	11,128,875	8,380,411
Inter-bank funds	85,006	495,037
Financial investments	19,072,718	17,629,445
Loans, net:
Loans, net of unearned interest	38,531,632	34,325,721
Impairment allowance for loans	(1,394,779)	(1,364,804)
Loans and receivables	37,136,853	32,960,917
Investment property	972,096	986,538
Property, furniture and equipment, net	950,943	622,525
Due from customers on acceptances	139,685	132,961
Intangibles and goodwill, net	979,262	954,546
Other accounts receivable and other assets, net	1,051,872	1,502,554
Deferred Income Tax asset, net	44,983	79,475
Total assets	71,562,293	63,744,409
Deposits and obligations
Non-interest bearing	5,644,238	5,321,025
Interest bearing	32,448,986	28,360,925
Deposits From Customers	38,093,224	33,681,950
Inter-bank funds	169,138
Due to banks and correspondents	3,979,637	4,293,361
Bonds, notes and other obligations	6,890,290	6,496,778
Due from customers on acceptances	139,685	132,961
Insurance contract liabilities	11,338,810	10,300,468
Other accounts payable, provisions and other liabilities	2,048,048	1,750,363
Deferred Income Tax liability, net	13	52
Total liabilities	62,658,845	56,655,933
Equity attributable to IFS's shareholders:
Capital stock	1,038,017	963,446
Treasury stock	(196)	(208,178)
Capital surplus	530,456	268,077
Reserves	4,700,000	4,700,000
Unrealized results, net	442,905	121,686
Retained earnings	2,145,688	1,203,043
Equity attributable to owners of parent	8,856,870	7,048,074
Non-controlling interest	46,578	40,402
Total equity, net	8,903,448	7,088,476
Total liabilities and equity, net	S/ 71,562,293	S/ 63,744,409